Cosolidated Statement of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Product revenues, including sales to Williams:
Natural gas sales	$ 1,694	$ 1,715	$ 1,835
Natural gas liquid sales	408	285	139
Oil and condensate sales	312	126	93
Total product revenues, including sales to Williams	2,414	2,126	2,067
Gas management, including sales to Williams	1,428	1,742	1,456
Hedge ineffectiveness and mark to market gains and losses	29	27	18
Other	11	40	45
Total revenues	3,882	3,935	3,586
Costs and expenses:
Lease and facility operating, including expenses with Williams	262	263	240
Gathering, processing and transportation, including expenses with Williams	487	320	262
Taxes other than income	134	120	92
Gas management, including charges for unutilized pipeline capacity	1,471	1,767	1,492
Exploration	126	57	42
Depreciation, depletion and amortization	902	811	808
Impairment of producing properties and costs of acquired unproved reserves	367	175
Goodwill impairment		1,003
General and administrative, including expenses with Williams	275	242	243
Other - net		(18)	33
Total costs and expenses	4,024	4,740	3,212
Operating income (loss)	(142)	(805)	374
Interest expense, including expenses with Williams	(117)	(124)	(100)
Interest capitalized	9	15	17
Investment income and other	26	21	8
Income (loss) from continuing operations before income taxes	(224)	(893)	299
Provision (benefit) for income taxes	(74)	44	117
Income (loss) from continuing operations	(150)	(937)	182
Loss from discontinued operations	(142)	(346)	(42)
Net income (loss)	(292)	(1,283)	140
Less: Net income attributable to noncontrolling interests	10	8	6
Net income (loss) attributable to WPX Energy	$ (302)	$ (1,291)	$ 134
Basic and diluted earnings (loss) per common share (see Note 6):
Income (loss) from continuing operations	$ (0.81)	$ (4.80)	$ 0.89
Loss from discontinued operations	$ (0.72)	$ (1.75)	$ (0.21)
Net income (loss)	$ (1.53)	$ (6.55)	$ 0.68
Weighted-average shares (millions)	197.1	197.1	197.1